Annual Total Returns [BarChart] - First Trust Strategic Income ETF - First Trust Strategic Income ETF	Mar. 01, 2021
Bar Chart Table:
2015	(4.38%)
2016	11.69%
2017	6.46%
2018	(4.85%)
2019	15.45%
2020	(2.49%)